Post-Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Multi-employer defined benefit plans [member]
Disclosure of summary of retirement benefit plans other benefits post retirement [line items]
Defined contribution pension plan by employer	$ 17.3	$ 9.7	$ 12.0